Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 54,304	$ 46,881	$ 52,329
Cost of sales		(23,097)	(19,634)	(20,362)
Gross profit		31,207	27,247	31,967
Profit from operations		13,824	9,620	16,098
Net finance income/(cost)		(5,609)	(7,697)	(3,473)
Share of result of associates and joint ventures		248	156	152
Income tax expense		(2,350)	(1,932)	(2,786)
Profit from continuing operations		6,114	147	9,990	[1]
Profit from discontinued operations		0	2,055	424
Profit of the year		6,114	2,202	$ 10,414
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		14,576	13,960
Cost of sales		(5,737)	(5,354)
Gross profit		8,339	8,194
Selling, general and administrative expense		(4,557)	(4,088)
Other operating income/(expenses)	[2]	(189)	(293)
Profit from operations		3,491	3,935
Net finance income/(cost)		(4,825)	(6,130)
Share of result of associates and joint ventures		2	(5)
Income tax expense		(377)	(102)
Profit from continuing operations		2,055	859
Profit from discontinued operations			368
Profit of the year		2,055	1,227
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		344	300
Cost of sales		(844)	(713)
Selling, general and administrative expense		(253)	(50)
Other operating income/(expenses)	[2]	151	172
Net finance income/(cost)		3,764	3,159
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		472	373
Cost of sales		(275)	(216)
Gross profit		147	133
Selling, general and administrative expense		(589)	(401)
Other operating income/(expenses)	[2]	2	(159)
Profit from operations		(220)	128
Net finance income/(cost)		(1,016)	(1,026)
Income tax expense		(13)	(26)
Profit from continuing operations		(961)	(1,326)
Profit of the year		4,670	1,405
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		122	117
Cost of sales		(157)	(130)
Selling, general and administrative expense		(17)	110
Other operating income/(expenses)	[2]	37	(15)
Net finance income/(cost)		149	385
Income from subsidiaries		4,717	2,650
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales		(15)	(11)
Selling, general and administrative expense		158	414
Other operating income/(expenses)	[2]	42	46
Net finance income/(cost)		139	(787)
Income from subsidiaries		914	81
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Profit from operations		1,308	1,271
Net finance income/(cost)		(2,088)	(2,136)
Income tax expense		(56)	498
Profit from continuing operations		(125)	218
Profit of the year		2,794	3,065
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense			1
Net finance income/(cost)		2,025	60
Income from subsidiaries		(58)	(121)
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		1,313	1,274
Other operating income/(expenses)	[2]	(5)	(4)
Net finance income/(cost)		(1,314)	525
Income from subsidiaries		2,977	2,969
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Profit from operations			(1)
Net finance income/(cost)		(346)	(904)
Income tax expense		(12)	(17)
Profit from continuing operations		52	(399)
Profit of the year		52	(399)
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		60	7
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense			(1)
Net finance income/(cost)		350	516
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		14,104	13,587
Cost of sales		(5,462)	(5,138)
Gross profit		8,197	8,061
Selling, general and administrative expense		(3,974)	(3,670)
Other operating income/(expenses)	[2]	(191)	(196)
Profit from operations		2,370	2,488
Net finance income/(cost)		(1,484)	180
Share of result of associates and joint ventures		2	(5)
Income tax expense		(296)	(554)
Profit from continuing operations		2,581	2,972
Profit of the year		2,782	3,085
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		222	183
Cost of sales		(687)	(583)
Selling, general and administrative expense		(248)	(164)
Other operating income/(expenses)	[2]	114	187
Net finance income/(cost)		713	1,229
Income from subsidiaries		201	112
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		54	36
Cost of sales		(34)	(25)
Selling, general and administrative expense		(1,491)	(1,688)
Other operating income/(expenses)	[2]	(37)	(42)
Net finance income/(cost)		1,276	(366)
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		6	(17)
Other operating income/(expenses)	[2]		62
Profit from operations		33	49
Net finance income/(cost)		109	(2,244)
Income tax expense			(3)
Profit from continuing operations		508	(607)
Profit from discontinued operations			368
Profit of the year		869	480
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		12	3
Net finance income/(cost)		817	1,478
Income from subsidiaries		361	719
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		15	1
Net finance income/(cost)		(451)	112
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Gross profit		(5)
Profit of the year		(9,112)	(6,410)
Eliminations [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Income from subsidiaries		(5,221)	(3,360)
Eliminations [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(54)	(36)
Cost of sales		49	36
Selling, general and administrative expense		5
Income from subsidiaries		$ (3,891)	$ (3,050)

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	Other operating income/(expense) include exceptional items.